Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 323,745	¥ 313,135	¥ 273,239
Weighted-average shares	1,280,020	1,281,238	1,308,105
Effect of dilutive securities
Exercise of stock options	1,107	1,314	1,277
Weighted-average shares for diluted EPS computation	1,281,127	1,282,552	1,309,382
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 252.92	¥ 244.40	¥ 208.88
Diluted	¥ 252.70	¥ 244.15	¥ 208.68